Stockholders' equity - Narrative (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common stock, shares authorized (in shares)	150,000,000	150,000,000.0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	40,000,000
Preferred stock, par value (in dollars per share)	$ 1
Unissued common stock reserved for stock-based incentive plans and convertible debt (in shares)	8,400,000